DEFERRED REVENUE - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Recognition amount		$ 412	$ 34,415
Accounts receivable potentially used to offset fees		8,500
Piceance/DJ Basins
Deferred Revenue Arrangement [Line Items]
Recognition amount		412	$ 34,388
Piceance/DJ Basins | Gathering Services and Related Fees
Deferred Revenue Arrangement [Line Items]
Recognition amount	$ 34,400
Accrued Income Receivable
Deferred Revenue Arrangement [Line Items]
Shortfall payment billings included in accounts receivable		$ 46,000